Nature of Business and Organization (Details) - Schedule of fair values of net assets acquired and liabilities assumed (Parentheticals) - USD ($)	1 Months Ended
	Dec. 21, 2022	Mar. 18, 2022	Dec. 29, 2021
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Abstract]
Acquisition net of cash	$ 1,935,722	$ 1,126,777	$ 1,477,065